Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	¥ 1,513,067	$ 213,629	¥ 1,663,412	¥ 1,124,655
Impairment loss	5,499,260	$ 776,436	13,713,235	4,308,822
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Impairment loss			¥ 136,701	¥ 38,573